CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Changes in the Allowance for Doubtful Accounts of Receivables from Financing Activities (Details) - Loans to consumers - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
At January 1	€ 9,950	€ 11,204
Changes in allowance account for credit losses of financial assets [abstract]
Additional provisions	6,423	3,064
Utilizations	(3,509)	(2,587)
Releases	(1,327)	(2,470)
Other changes	(372)	739
At December 31	€ 11,165	€ 9,950